Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Furniture and equipment	$ 727,218	$ 617,712	$ 282,896
Leasehold improvements	1,581,174	1,518,293	626,368
Property and equipment, gross	2,308,392	2,136,005	909,264
Less: accumulated depreciation and amortization	(665,812)	(489,126)	(271,977)
Property and equipment, net	$ 1,642,580	$ 1,646,879	$ 637,287